Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 2,598	$ 2,354
Cost
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 0	0
Power Manager Business | Cost
Disclosure of detailed information about intangible assets [line items]
Disposals		$ 7,311